FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Net sales	$ 16,414,466	$ 16,090,744	$ 8,735,435
Assets	17,491,548	17,097,907
Total Liabilities	3,723,155	4,862,869
Usiminas' shareholders' equity	13,768,393	12,235,038	$ 8,443,153	$ 7,714,873
Financial assets	5,007,447	4,607,991
Financial liabilities	2,438,751	2,875,591
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Net sales	3,830,000	3,425,000
Profit (loss) from continuing operations	756,000	930,000
Assets	5,258,000	4,798,000
Total Liabilities	511,000	541,000
Usiminas' shareholders' equity	4,747,000	$ 4,257,000
Cash and cash equivalents and other investments	1,363,000
Financial assets	261,000
Financial liabilities	254,000
Ternium Argentina S.A. | Argentine Pesos-Denominated Instruments
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	145,000
Ternium Argentina S.A. | Deposit certificates
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	66,000
Ternium Argentina S.A. | Sovereign Bonds
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	$ 1,152,000